Consolidated Statements of Shareholders' Deficit - USD ($)	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014			$ 47,309,000	$ (51,721,000)	$ (4,412,000)
Balance, shares at Dec. 31, 2014	2,229,702	1,129,052
Issuance of convertible preferred stock and warrants, net of costs			5,220,000		5,220,000
Issuance of convertible preferred stock and warrants, net of costs, shares	1,896,510
Conversion of debt into preferred stock			752,000		752,000
Conversion of debt into preferred stock, shares	222,411
Series A & B preferred stock conversion to common stock
Series A & B preferred stock conversion to common stock, shares	(4,304,593)	332,396
Warrant exercises			1,252,000		1,252,000
Warrant exercises, shares		189,908
Warrant price adjustment			33,000		33,000
Issuance of replacement warrants			568,000		568,000
Lincoln Park Capital Fund - commitment fee
Lincoln Park Capital Fund - commitment fee, shares		27,778
Issuance of stock under Lincoln Park Capital Fund agreement, net of costs			190,000		190,000
Issuance of stock under Lincoln Park Capital Fund agreement, net of costs, shares		50,895
Issuance of shares under Associate Stock Purchase Plan			66,000		66,000
Issuance of shares under Associate Stock Purchase Plan, shares		11,067
Issuance of restricted common stock to Associates, net of forfeitures
Issuance of restricted common stock to Associates, net of forfeitures, shares		5,600
Share price conversion adjustment			3,705,000		3,705,000
Share price conversion adjustment, shares		548,842
Conversion of warrant liability to Additional Paid-in Capital			931,000		931,000
Preferred dividend paid with common stock			86,000	(86,000)
Preferred dividend paid with common stock, shares		4,985
Issuance of warrants for capital lease arrangements			135,000		135,000
Issuance of common stock and warrants for professional services			315,000		315,000
Issuance of common stock and warrants for professional services, shares		38,334
Stock compensation expense, including issuance of performance stock awards to Associates			443,000		443,000
Stock compensation expense, including issuance of performance stock awards to Associates, shares		4,803
Director equity exchange agreement			(779,000)	779,000
Director equity exchange agreement, shares		(25,521)
March 2016 equity offering, net of costs, shares
Share-based compensation, shares
Issuance of common stock under Associate Stock Purchase Plan, shares
Net loss				(18,252,000)	(18,252,000)
Balance at Dec. 31, 2015			60,226,000	(69,280,000)	(9,054,000)
Balance, shares at Dec. 31, 2015	44,030	2,318,139
Conversion of debt into preferred stock
Warrant exercises			1,605,000		1,605,000
Warrant exercises, shares		384,505
Issuance of restricted common stock to Associates, net of forfeitures, shares
Share price conversion adjustment, shares
Conversion of warrant liability to Additional Paid-in Capital			1,738,000		1,738,000
Preferred dividend paid with common stock			4,000	(4,000)
Preferred dividend paid with common stock, shares		802
Issuance of common stock and warrants for professional services, shares
Director equity exchange agreement, shares
Conversion of preferred stock to common stock
Conversion of preferred stock to common stock, shares	(500)	10,132
March 2016 equity offering, net of costs			1,332,000		1,332,000
March 2016 equity offering, net of costs, shares		284,600
Issuance of warrants and price adjustments			2,998,000		2,998,000
Issuance of common stock for professional services and fees			547,000		547,000
Issuance of common stock for professional services and fees, shares		103,884
Share-based compensation			582,000		582,000
Share-based compensation, shares		32,847
Issuance of common stock under Associate Stock Purchase Plan			87,000		87,000
Issuance of common stock under Associate Stock Purchase Plan, shares		20,179
Net loss				(15,167,000)	(15,167,000)
Balance at Dec. 31, 2016			$ 69,119,000	$ (84,451,000)	$ (15,332,000)
Balance, shares at Dec. 31, 2016	43,530	3,155,088